Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Schedule of Lease Liability Recognized

For leases previously classified as finance leases the Group recognized the carrying amount of the lease asset and lease liability immediately before transition as the carrying amount of the right of use asset and the lease liability at the date of initial application. The measurement principles of IFRS 16 are only applied after that date. See below details (in thousands):

2019
Operating lease commitments disclosed as at December 31, 2018	$103,034
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	78,937
Less short-term leases recognized on a straight-line basis as expense	(1,552)
Less Lease committed to at December 31, 2018 but not commenced at January 1, 2019	(8,074)

Lease liability recognized as at January 1, 2019	69,311
Of which:
Current lease liabilities	12,655
Non-current lease liabilities	56,656
Lease liability recognized as at January 1, 2019	$69,311

Disclosure of Recognized Right-of-Use Assets & Liabilities Relate to types

The recognized right-of-use assets & liabilities relate to the following types as at the transition date and December 31, 2019 (in thousands):

	January 1, 2019	December 31, 2019
Properties	$67,272	$114,618
Vehicles	469	558
Total right-of-use assets	$67,741	$115,176

Properties	$68,842	$118,760
Vehicles	469	558
Total right-of-use liabilities	$69,311	$119,318